Initial Public Offering (Details) - USD ($)		12 Months Ended
	Dec. 14, 2021	Dec. 31, 2024	Dec. 31, 2023	Sep. 11, 2024	Apr. 08, 2024
Initial Public Offering
Share price		$ 9.2
Common stock, par value (In dollars per share)				$ 0.0001
Cash		$ 494,974	$ 2,171,553
Underwriting fees	$ 4,600,000
IPO
Initial Public Offering
Number of shares issued	23,000,000
Share price	$ 10
Proceeds from sale of Units, net of underwriting discounts paid	$ 230,000,000
Offering cost	13,935,218
Underwriting fees	4,600,000
Deferred underwriting fees	8,050,000
Other offering costs	$ 1,285,218
IPO | Public Warrants
Initial Public Offering
Number of warrants in a unit	0.5
Initial Public Offering, Over-Allotment and the Private Placement
Initial Public Offering
Number of shares issued	3,000,000
Share price	$ 10.2
Proceeds from sale of Units, net of underwriting discounts paid	$ 234,600,000
Maturity term of U.S. government securities	185 days
Proceeds held in trust account		$ 429,151	$ 44,709,805
Class A common stock
Initial Public Offering
Share price		$ 9.2
Number of shares in a unit					1
Common stock, par value (In dollars per share)		$ 0.0001	$ 0.0001
Number of warrants in a unit					0.5
Number of shares issuable per warrant (in shares)					1
Exercise price of warrants (in dollars per share)					$ 11.5
Class A common stock | Public Warrants
Initial Public Offering
Number of shares issuable per warrant (in shares)				0.1
Class A common stock | IPO
Initial Public Offering
Number of shares in a unit	1
Common stock, par value (In dollars per share)	$ 0.0001
Number of shares issuable per warrant (in shares)	1
Exercise price of warrants (in dollars per share)	$ 11.5